Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Sep. 30, 2024
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	As of September 30,
	2024	2023
Ongoing accrued expenses(1)	$445,253	$277,037
Project-related provisions	42,719	55,569
Dividends payable(2)	54,081	51,053
Taxes payable	47,697	47,470
Derivative instruments(3)	16,305	41,667
Other(1)	172,884	161,946
Accrued expenses and other current liabilities	$778,939	$634,742

(1)
Certain amounts were reclassified from "other" to "ongoing accrued expenses" to conform the prior period to the current year presentation.
(2)
The amounts payable as a result of the August 7, 2024 and the August 2, 2023 dividend declarations, please see Note 20 to the consolidated financial statements.
(3)
Includes derivatives that are designated as hedging instruments and derivatives that are not designated as hedging instruments, please see Note 7 to the consolidated financial statements.